Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Number	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($)	Jan. 02, 2019 USD ($)
Share-based compensation expense	$ 410,640	$ 469,950	$ 585,886
Income tax, description	The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement.		The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Number of operating segments | Number	1		1
Operating lease, right-of-use asset	$ 413,945
Operating Lease, Liability	468,809
Accounting Standards Update 2016-02 [Member]
Operating lease, right-of-use asset					$ 460,000
Operating Lease, Liability					$ 460,000
Nonemployees [Member]
Share-based compensation expense	$ 411,000	$ 470,000	$ 585,886